S000068190 [Member] Investment Objectives and Goals - iMGP SMALL COMPANY FUND	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iMGP Small Company Fund Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iMGP Small Company Fund (the “Small Company Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.